Eaton Vance Management

Two International Place

Boston, MA 02110

(617) 482-8260

www.eatonvance.com

May 26, 2022

U.S. Securities and Exchange Commission (“SEC”)

100 F Street, N.E.

Washington, DC  20549

RE:	Form N-1A Filing for 5-to-15 Year Laddered Municipal Bond Portfolio (the “Portfolio”) Amendment No. 6 (File No. 811-23151) (the “Amendment”)

Ladies and Gentlemen:

On behalf of the Portfolio, transmitted herewith for filing pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8 thereunder, (2) Regulation S-T and (3) the General Instructions to Form N-1A, is the Amendment to the Portfolio’s currently effective registration statement on Form N-1A under the 1940 Act.  The Amendment transmitted herewith contains a conformed signature page, the manually signed original of which is maintained at the office of the Portfolio.

The Amendment is marked to indicate changes from the Portfolio’s Amendment No. 5 which was filed with the SEC on May 28, 2021 (Accession No. 0000940394-21-001038). The Portfolio’s audited financial statements dated January 31, 2022 are incorporated into the Amendment by reference to a previous electronic filing with the SEC (Accession No. 0001193125-22-086722).

Please contact me at (617) 672-8215 if you have any questions concerning the foregoing or the enclosed.

Very truly yours,

/s/ Jordan M. Beksha

Jordan M. Beksha, Esq.